Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Schedule of Common Share Purchase Warrants and Compensation Options Outstanding

As at December 31, 2025, the Company had the following common share purchase warrants and compensation options outstanding that are classified as liabilities:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Share price	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrant liability	34,246,577	26-Sep-25	26-Sep-28	$2.63	13,599,316	$0.75	128.1%	2.75	0%	3.55%
	34,246,577				13,599,316